MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2008-2

Collection Period						11/01/08-11/30/08
Determination Date						12/9/2008
Distribution Date						12/15/2008

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$465,820,584.02
2	.	Collections allocable to Principal				$12,115,136.13
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$628,583.90
5	.	Pool Balance on the close of the last day of the related Collection Period				$453,076.863.99
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$525,000,917.92

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$44,975,842.57		$31,546,865.53
		b.	Class A-2a Note Balance	$137,000,000.00		$137,000,000.00
		c.	Class A-2b Floating Rate Note Balance	$50,000,000.00		$50,000,000.00
		d.	Class A-3a Note Balance	$49,000,000.00		$49,000,000.00
		e.	Class A-3b Floating Rate Note Balance	$48,000,000.00		$48,000,000.00
		f.	Class A-4a Note Balance	$20,000,000.00		$20,000,000.00
		g.	Class A-4b Floating Rate Note Balance	$59,800,000.00		$59,800,000.00
		h.	Class B Note Balance	$15,770,000.00		$15,770,000.00
		i.	Class C Note Balance	$14,430,000.00		$14,430,000.00
		j.	Class D Note Balance	$15,750,000.00		$15,750,000.00
		k.	Note Balance (sum a - j)	$454,725,842.57		$441,296,865.53

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.4088713		0.2867897
		b.	Class A-2a Note Pool Factor	1.0000000		1.0000000
		c.	Class A-2b Floating Rate Note Pool Factor	1.0000000		1.0000000
		d.	Class A-3a Note Pool Factor	1.0000000		1.0000000
		e.	Class A-3b Floating Rate Note Pool Factor	1.0000000		1.0000000
		f.	Class A-4a Note Pool Factor	1.0000000		1.0000000
		g.	Class A-4b Floating Rate Note Pool Factor	1.0000000		1.0000000
		h.	Class B Note Pool Factor	1.0000000		1.0000000
		i.	Class C Note Pool Factor	1.0000000		1.0000000
		j.	Class D Note Pool Factor	1.0000000		1.0000000
		k.	Note Pool Factor	0.8748934		0.8490560

9	.	Overcollateralization Target Amount				$11,779,998.46
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$11,779,998.46

11	.	Weighted Average Coupon			%	9.95%
12	.	Weighted Average Original Term			months	63.60
13	.	Weighted Average Remaining Term			months	54.39

14	.	1-Month LIBOR for the accrual period ending 12/15/08				1.42250%
15	.	Note Rate applicable to the Class A-2b notes for the accrual period ending 12/15/08				2.32250%
16	.	Note Rate applicable to the Class A-3b notes for the accrual period ending 12/15/08				2.82250%
17	.	Note Rate applicable to the Class A-4b notes for the accrual period ending 12/15/08				3.07250%

Collections

18	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$3,849,146.24
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$3,849,146.24

19	.	Principal:
		a.	Collections allocable to Principal			$12,115,136.13
		b.	Liquidation Proceeds allocable to Principal			$103,970.36
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$12,219,106.49

20	.	Total Finance Charge and Principal Collections (18d+ 19d)				$16,068,252.73
21	.	Interest Income from Collection Account				$13,335.27
22	.	Simple Interest Advances				$0.00
23	.	Net Swap Receipts				$0.00
24	.	Swap Termination Payment Amounts received from Swap Counterparty				$0.00
25	.	Available Collections (Ln20 + 21 + 22 + 23 + 24)				$16,081,588.00

Available Funds

26	.	Available Collections		$16,081,588.00
27	.	Reserve Account Draw Amount		$0.00
28	.	Available Funds		$16,081,588.00

Application of Available Funds

29	.	Total Servicing Fee
		a.	Monthly Servicing Fee	$388,183.82
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$388,183.82
		d.	Shortfall Amount (a + b - c)	$0.00

30	.	Unreimbursed Servicer Advances		$0.00

31	.	Monthly Net Swap Payment Amount		$300,402.66

32	.	Senior Swap Termination Payment Amount		$0.00

33	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$102,223.84
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$102,223.84

		e.	Class A-2a Monthly Interest	$463,516.67
		f.	Additional Note Interest related to Class A-2a Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
		h.	Total Class A-2a Note Interest (sum e-g)	$463,516.67

		i.	Class A-2b Monthly Interest	$90,319.44
		j.	Additional Note Interest related to Class A-2b Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
		l.	Total Class A-2b Note Interest (sum i-k)	$90,319.44

		m.	Class A-3a Monthly Interest	$203,758.33
		n.	Additional Note Interest related to Class A-3a Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-3a Monthly Interest	$0.00
		p.	Total Class A-3a Note Interest (sum m-o)	$203,758.33

		q.	Class A-3b Monthly Interest	$105,373.33
		r.	Additional Note Interest related to Class A-3b Monthly Interest	$0.00
		s.	Interest Due on Additional Note Interest related to Class A-3b Monthly Interest	$0.00
		t.	Total Class A-3b Note Interest (sum q-s)	$105,373.33

		u.	Class A-4a Monthly Interest	$92,666.67
		v.	Additional Note Interest related to Class A-4a Monthly Interest	$0.00
		w.	Interest Due on Additional Note Interest related to Class A-4a Monthly Interest	$0.00
		x.	Total Class A-4a Note Interest (sum u - w)	$92,666.67

		y.	Class A-4b Monthly Interest	$142,905.39
		z.	Additional Note Interest related to Class A-4b Monthly Interest	$0.00
		aa.	Interest Due on Additional Note Interest related to Class A-4b Monthly Interest	$0.00
		ab.	Total Class A-4b Note Interest (sum y - aa)	$142,905.39

34	.	Priority Principal Distributable Amount		$0.00

35	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$91,728.83
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$91,728.83

36	.	Secondary Principal Distributable Amount		$0.00

37	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$95,598.75
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$95,598.75

38	.	Tertiary Principal Distributable Amount		$0.00

39	.	Class D Noteholder Interest Amount
		a.	Class D Monthly Interest	$129,675.00
		b.	Additional Note Interest related to Class D Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
		d.	Total Class D Note Interest (sum a - c)	$129,675.00

40	.	Quaternary Principal Distributable Amount		$1,648,978.58

41	.	Required Payment Amount (Ln 29 + (sum of Ln 33 through Ln 40))		$3,855,331.31

42	.	Reserve Account Deficiency		$0.00

43	.	Regular Principal Distributable Amount	$11,779,998.46

44	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any	$0.00

45	.	Subordinate Swap Termination Payment Amount	$0.00

Collection Account Activity

46	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$3,849,146.24
		b.	Total Daily Deposits of Principal Collections	$12,219,106.49
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$13,335.27
		e.	Net Swap Receipt	$0.00
		f.	Swap Termination Payment Amounts received from Swap Counterparty	$0.00
		g.	Total Deposits to Collection Account (sum a - f)	$16,081,588.00

47	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$388,183.82
		b.	Monthly Net Swap Payment Amount	$300,402.66
		c.	Swap Termination Payment Amounts owed to Swap Counterparty	$0.00
		d.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$14,946,743.29
		e.	Deposit to Reserve Account	$0.00
		f.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$446,258.23
		g.	Total Withdrawals from Collection Account (sum a - f)	$16,081,588.00

Note Payment Account Activity

48	.	Deposits
		a.	Class A-1 Interest Distribution	$102,223.84
		b.	Class A-2a Interest Distribution	$463,516.67
		c.	Class A-2b Interest Distribution	$90,319.44
		d.	Class A-3a Interest Distribution	$203,758.33
		e.	Class A-3b Interest Distribution	$105,373.33
		f.	Class A-4a Interest Distribution	$92,666.67
		g.	Class A-4b Interest Distribution	$142,905.39
		h.	Class B Interest Distribution	$91,728.83
		i.	Class C Interest Distribution	$95,598.75
		j.	Class D Interest Distribution	$129,675.00

		k.	Class A-1 Principal Distribution	$13,428,977.04
		l.	Class A-2a Principal Distribution	$0.00
		m.	Class A-2b Principal Distribution	$0.00
		n.	Class A-3a Principal Distribution	$0.00
		o.	Class A-3b Principal Distribution	$0.00
		p.	Class A-4a Principal Distribution	$0.00
		q.	Class A-4b Principal Distribution	$0.00
		r.	Class B Principal Distribution	$0.00
		s.	Class C Principal Distribution	$0.00
		t.	Class D Principal Distribution	$0.00
		u.	Total Deposits to Note Payment Account (sum a - t)	$14,946,743.29

49	.	Withdrawals
		a.	Class A-1 Distribution	$13,531,200.88
		b.	Class A-2a Distribution	$463,516.67
		c.	Class A-2b Distribution	$90,319.44
		d.	Class A-3a Distribution	$203,758.33
		e.	Class A-3b Distribution	$105,373.33
		f.	Class A-4a Distribution	$92,666.67
		g.	Class A-4b Distribution	$142,905.39
		h.	Class B Distribution	$91,728.83
		i.	Class C Distribution	$95,598.75
		j.	Class D Distribution	$129,675.00
		k.	Total Withdrawals from Note Payment Account (sum a - j)	$14,946,743.29

Certificate Payment Account Activity

50	.	Deposits
		a.	Excess Collections	$446,258.23
		b.	Reserve Account surplus (Ln 60)	$2,349.26
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$448,607.49

51	.	Withdrawals
		a.	Certificateholder Distribution	$448,607.49
		b.	Total Withdrawals from Certificate Payment Account	$448,607.49

Required Reserve Account Amount

52	.	Lesser of: (a or b)
		a.	$2,625,000.00	$2,625,000.00
		b.	Note Balance	$441,296,865.53

53	.	Required Reserve Account Amount		$2,625,000.00

Reserve Account Reconciliation

54	.	Beginning Balance (as of end of preceding Distribution Date)	$2,625,000.00
55	.	Investment Earnings	$2,349.26
56	.	Reserve Account Draw Amount	$0.00
57	.	Reserve Account Amount (Ln 54+ Ln 55- Ln 56)	$2,627,349.26
58	.	Deposit from Available Funds (Ln 47e)	$0.00
59	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$0.00
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee; and	$0.00
		c.	the Swap Counterparty for the payment of any unfunded Subordinate Swap Termination Payment Amount	$0.00
60	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
			and to the extent no unfunded amounts described in Ln 59 exist	$2,349.26
61	.	Ending Balance (Ln57 + Ln58 - Ln59 - Ln60)		$2,625,000.00
62	.	Reserve Account Deficiency (Ln53 - Ln61)		$0.00

Instructions to the Trustee

63	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
64	.	Amount to be paid to Servicer from the Collection Account			$388,183.82
65	.	Amount to be paid to the Swap Counterparty from the Collection Account			$300,402.66
66	.	Amount to be deposited from the Collection Account into the Note Payment Account			$14,946,743.29
67	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$446,258.23
68	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
69	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$2,349.26
70	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$13,531,200.88
71	.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account			$463,516.67
72	.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account			$90,319.44
73	.	Amount to be paid to Class A-3a Noteholders from the Note Payment Account			$203,758.33
74	.	Amount to be paid to Class A-3b Noteholders from the Note Payment Account			$105,373.33
75	.	Amount to be paid to Class A-4a Noteholders from the Note Payment Account			$92,666.67
76	.	Amount to be paid to Class A-4b Noteholders from the Note Payment Account			$142,905.39
77	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$91,728.83
78	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$95,598.75
79	.	Amount to be paid to Class D Noteholders from the Note Payment Account			$129,675.00
80	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$448,607.49

Net Loss and Delinquency Activity

81	.	Net Losses with respect to preceding Collection Period			$524,613.54
82	.	Cumulative Net Losses			$1,300,496.73
83	.	Cumulative Net Loss Percentage			0.2477%

84	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	495	$6,786,317.09
		b.	61 to 90 days past due	161	$2,295,956.92
		c.	91 or more days past due	76	$979,590.59
		d.	Total (sum a - c)	732	10,061,864.60

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 09, 2008.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer